Asset Transactions and Impairments - TotalEnergies EP Canada Ltd (Details) - CAD ($) $ in Millions		11 Months Ended	12 Months Ended
	Nov. 20, 2023	Nov. 19, 2023	Dec. 31, 2023	Mar. 31, 2023
Bargain purchase gain and revaluations
Bargain purchase gain and revaluations			$ (1,125)
TotalEnergies EP Canada Ltd.
Asset Transactions and Impairments
Purchase price before working capital, closing adjustments and other closing costs	$ 1,468
Fair value of previously held interest				$ 3,887
Net carrying value of the Fort Hills assets				$ 3,904
Fair value of net assets acquired
Cash	150
Accounts receivable	521
Inventory	180
Property, plant and equipment	2,361
Deferred income tax assets	1,084
Total assets acquired	4,296
Accounts payable and accrued liabilities	(527)
Lease liabilities	(347)
Decommissioning provision	(392)
Total liabilities assumed	(1,266)
Net assets acquired	3,030
Bargain purchase gain and revaluations
Total consideration	1,832
Net assets acquired	(3,030)
Bargain purchase gain	(1,198)
Revaluation loss on existing interest	17
Fair value of pre-existing relationship	56
Bargain purchase gain and revaluations	(1,125)
Acquisition costs			12
Gross revenues contributed by acquired entity	148
Net earnings contributed by acquired entity	$ 18
Gross revenues contributed if acquisition had occurred on January 1			53,300
Consolidated net earnings contributed if acquisition had occurred on January 1			$ 8,400
TotalEnergies EP Canada Ltd. | Pro Forma
Bargain purchase gain and revaluations
Gross revenues contributed by acquired entity		$ 1,100
Net earnings contributed by acquired entity		$ 71
TotalEnergies EP Canada Ltd.
Asset Transactions and Impairments
Percentage of working interest in Forest Hills Project owned by acquired entity	31.23%